Property, plant and equipment - Property, plant and equipment - right-of-use assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	€ 2,699
Assets available for use		€ 0
Reclassifications	(2)	122
Increase (decrease) in property, plant and equipment		38
Property, plant and equipment at end of period	2,638	2,699
Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,058	1,020
Additions other than through business combinations, property, plant and equipment	106	215
Assets available for use	6	5
Acquisitions through business combinations, property, plant and equipment		43
Depreciation, property, plant and equipment	214	252
Impairment loss recognised in profit or loss, property, plant and equipment	(9)	4
Decrease through classified as held for sale, property, plant and equipment	3	(8)
Reclassifications	(32)	(1)
Increase (decrease) through net exchange differences, property, plant and equipment	1	39
Increase (decrease) in property, plant and equipment	(139)
Property, plant and equipment at end of period	919	1,058
Gross carrying amount [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,724
Property, plant and equipment at end of period		1,724
Gross carrying amount [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,724	1,560
Property, plant and equipment at end of period	1,571	1,724
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(666)
Property, plant and equipment at end of period	(651)	(666)
Accumulated depreciation and amortisation [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(666)
Property, plant and equipment at end of period		(666)
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		(540)
Land and buildings [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	506
Impairment loss recognised in profit or loss, property, plant and equipment	(8)
Property, plant and equipment at end of period		506
Land and buildings [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	914	837
Additions other than through business combinations, property, plant and equipment	52	150
Assets available for use	5	2
Acquisitions through business combinations, property, plant and equipment		43
Depreciation, property, plant and equipment	155	157
Impairment loss recognised in profit or loss, property, plant and equipment		(1)
Decrease through classified as held for sale, property, plant and equipment	3	(7)
Reclassifications	(19)
Increase (decrease) through net exchange differences, property, plant and equipment	31	44
Increase (decrease) in property, plant and equipment	(92)	77
Property, plant and equipment at end of period	822	914
Land and buildings [member] | Gross carrying amount [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,097
Property, plant and equipment at end of period		1,097
Land and buildings [member] | Gross carrying amount [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,332	1,147
Property, plant and equipment at end of period	1,365	1,332
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(418)	(310)
Property, plant and equipment at end of period	(543)	(418)
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(591)
Property, plant and equipment at end of period		(591)
Machinery [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	37	55
Additions other than through business combinations, property, plant and equipment	0	21
Depreciation, property, plant and equipment	2	32
Impairment loss recognised in profit or loss, property, plant and equipment	0	5
Reclassifications	(13)
Increase (decrease) through net exchange differences, property, plant and equipment	(23)	(2)
Increase (decrease) in property, plant and equipment	(37)	(18)
Property, plant and equipment at end of period	0	37
Machinery [member] | Gross carrying amount [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	176	199
Property, plant and equipment at end of period	0	176
Machinery [member] | Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(139)	(144)
Property, plant and equipment at end of period		(139)
Other equipment [Member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		1
Other equipment [Member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	107	126
Additions other than through business combinations, property, plant and equipment	54	44
Assets available for use	1	3
Depreciation, property, plant and equipment	58	63
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Decrease through classified as held for sale, property, plant and equipment		(1)
Reclassifications	0	2
Increase (decrease) through net exchange differences, property, plant and equipment	(6)	(4)
Increase (decrease) in property, plant and equipment	(9)	(20)
Property, plant and equipment at end of period	98	107
Other equipment [Member] | Gross carrying amount [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		1
Other equipment [Member] | Gross carrying amount [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	216	213
Property, plant and equipment at end of period	206	216
Other equipment [Member] | Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(109)
Property, plant and equipment at end of period	€ (108)	(109)
Office equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		(86)
Construction in progress [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Reclassifications		(1)
Increase (decrease) in property, plant and equipment		€ (1)